Subsequent Events	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	12. SUBSEQUENT EVENTS We have evaluated events from the year ended June 30, 2025 through the date of this report. No subsequent event which had a material impact on the Company was identified.

12.    SUBSEQUENT EVENTS

We have evaluated events from the year ended June 30, 2024 through the date of this report. On February 10, 2025, the Board of the Company agrees to participate in the establishment of HK IDEA Innovation Group Limited with maximums of holding 10% shares and investment amount of HK$100,000. HK IDEA Innovation Group Limited will be incorporated in Hong Kong engaging its business of human resource service.